Commitments and Contingencies	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Operating Leases
The Company entered into an agreement with ISMMS to sublease office space in Connecticut with a remaining term of approximately 13 years as of December 31, 2020. The lease is subject to escalating rent and rent-free period provisions and require the Company to pay additional amounts for operating expenses. In addition, the Company leased certain lab and office spaces in New York from ISMMS on a month-to-month basis during the years ended December 31, 2020, 2019 and 2018. See Note 6 for additional information.
In April 2019, the Company entered into a sublease agreement to rent a building located in Stamford, Connecticut to be used for office and laboratory space. As the land is more than 25% of the total value, the building is accounted for as a capital lease and the land as an operating lease.
In November 2019, the Company entered into a lease agreement with a third party for office space in Connecticut. The Company took occupancy of the facility and the lease commenced in November 2019 and has a remaining term of 13 years as of December 31, 2020. The lease provides for escalating rent over the lease term and requires the Company to pay additional amounts for operating expenses. Per the terms of the lease agreement, the Company was required to deliver a letter of credit from a financial institution equal to the amount of the security deposit on the office space. Accordingly, in February 2020, a financial institution issued an irrevocable standby letter of credit to the third party for $0.9 million. The Company recorded $0.9 million as restricted cash on the balance sheet as of December 31, 2020.
In January 2020, the Company entered into a lease agreement with a third party for lab space in Branford, Connecticut. The Company took occupancy of the facility and the lease commenced in February 2020 and has a remaining term of 9 years as of December 31, 2020. The lease provides for escalating rent over the lease term and requires the Company to pay additional amounts for operating expenses.
Future minimum payments under non-cancelable operating leases as of December 31, 2020 are as follows (in thousands):

2021	$3,840
2022	3,975
2023	4,080
2024	4,182
2025	4,577
Thereafter	52,653
Total operating lease obligations	$73,307
Rent expense related to non-cancelable operating leases was $5.3 million,$0.8 million and $0.9 million for the years ended December 31, 2020, 2019 and 2018, respectively. Rent expense related to month-to-month operating leases was $3.2 million, $2.8 million, and $3.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Capital Leases
The Company entered into various capital lease agreements to obtain laboratory equipment which contain bargain purchase commitments at the end of the lease term. The terms of the capital leases range from 3 to 5 years with interest rates ranging from 1.9% to 12.0% The leases are secured by the underlying equipment.
In April 2019, the Company entered into a sublease agreement to rent a building to be used for office and laboratory space for a base term of 325 months. The building is accounted for as a capital lease and the land as an operating lease.
The Company has the option to renew the lease at the end of the initial base term for either one period of 10 years, or two periods of 5 years. There is also an early termination option in which the Company may cancel the lease after the 196th month with a cancellation charge of $8.4 million. The Company has no intent to exercise the renewal nor early termination options.
The building lease is amortized on a straight-line basis over 325 months. The interest rate related to the lease obligation is 13.1% and the maturity date is October 30, 2046.
The Company also incurs other lease-related expenses such as real estate taxes, operating expenses and maintenance that are generally based on the Company’s pro-rata share of the total square footage of the property being leased.
Property and equipment under capital leases was $27.0 million and $19.5 million as of December 31, 2020 and 2019, respectively. Accumulated amortization on capital lease assets was $9.7 million and $6.3 million at December 31, 2020 and 2019, respectively.
For all capital leases, the portion of the future payments designated as principal repayment is recorded as a capital lease obligation on the Company’s balance sheets in accordance with repayment terms. Future payments under capital leases at December 31, 2020, are as follows (in thousands):

2021	$5,165
2022	4,702
2023	3,479
2024	2,658
2025	2,344
Thereafter	51,869
Total capital lease obligations	70,217
Less: amounts representing interest	(45,933)
Present value of net minimum capital lease payments	24,284
Less: current portion	(3,506)
Capital lease obligations, net of current portion	$20,778
Interest expense related to capital leases was $2.2 million, $0.7 million and $0.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Contingencies
The Company may, from time to time, become involved in legal proceedings arising out of the normal course of its operations. For instance, the Company may be subject to lawsuits alleging negligence or other similar legal claims related to its provision of genetic testing and/or information services. The Company establishes reserves for specific legal matters when it determines that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable. The Company has also identified certain other legal matters where it believes an unfavorable outcome is not probable and, therefore, no reserve is established. Although management currently believes that resolving claims against the Company, including claims where an unfavorable outcome is reasonably possible, will not have a material impact on the liquidity, results of operations, or financial condition of the Company, these matters are subject to inherent uncertainties and management's view of these matters may change in the future. It is possible that an unfavorable outcome of one or more of these lawsuits or other contingencies could have a material impact on the liquidity, results of operations, or financial condition of the Company.
Significant judgment is required in both the determination of probability of loss and the determination as to whether the amount can be reasonably estimated. Accruals are based only on information available at the time of the assessment, due to the uncertain nature of such matters. As additional information becomes available, management reassesses potential liabilities related to pending claims and litigation and may revise its previous estimates, which could materially affect the Company’s results of operations in a given period.
The Company maintains various liability insurance coverages for, among other things, claims that could result from providing, or failing to provide diagnostic testing services, including inaccurate testing results, and other exposures. The Company’s insurance coverage limits its maximum exposure on claims; however, the Company is responsible for any uninsured portion of losses. Management believes that present insurance coverage is sufficient to cover potential exposures.
The Company was not a party to any material legal proceedings at December 31, 2020, nor is it a party to any legal proceedings as of the date of issuance of these financial statements.
Commitments and Contingencies
Operating Leases
The Company’s operating leases consist of office and lab space leases and a ground lease associated with a building under capital lease. The Company has entered into leases of office and lab space with ISMSS, including month-to-month leases in place during the three months ended March 31, 2021 and 2020. Pursuant to the terms of a lease agreement, the Company was required to have issued an irrevocable standby letter of credit to the lessor for $0.9 million, which was included in restricted cash on the condensed balance sheets as of March 31, 2021 and December 31, 2020.
Future minimum payments under non-cancelable operating leases as of March 31, 2021 are as follows (in thousands):

(in thousands)
2021 (remainder of year)	$3,315
2022	4,386
2023	4,474
2024	4,568
2025	4,687
Thereafter	50,111
Total operating lease obligations	$71,541
Rent expense related to non-cancelable operating leases was $1.4 million and $1.3 million for the three months ended March 31, 2021 and 2020, respectively. Rent expense related to month-to-month operating leases was $0.3 million and $0.8 million for the three months ended March 31, 2021 and 2020, respectively.
Capital Leases
The Company entered into various capital lease agreements to obtain laboratory equipment which contain bargain purchase commitments at the end of the lease term. The terms of the capital leases range from 3 to 5 years with interest rates ranging from 1.9% to 12.0%. The leases are secured by the underlying equipment. The Company also leases a building used for office and laboratory space in which the building is accounted for as a capital lease and the land is as an operating lease.
Property and equipment under capital leases was $27.6 million and $27.0 million as of March 31, 2021 and December 31, 2020, respectively. Accumulated amortization on capital lease assets was $10.7 million and $9.7 million at March 31, 2021 and December 31, 2020 and 2019, respectively.
For all capital leases, the portion of the future payments designated as principal repayment is recorded as a capital lease obligation on the Company’s condensed balance sheets in accordance with repayment terms. Future payments under capital leases at March 31, 2021, are as follows (in thousands):

(in thousands)
2021 (remainder of year)	$3,761
2022	4,794
2023	3,570
2024	2,749
2025	2,437
Thereafter	51,882
Total capital lease obligations	69,193
Less: amounts representing interest	(45,407)
Present value of net minimum capital lease payments	23,786
Less : current portion	(3,504)
Capital lease obligations, net of current portion	$20,282
Interest expense related to capital leases was $0.6 million and $0.5 million for the three months ended March 31, 2021 and 2020, respectively.
Contingencies
The Company may, from time to time, become involved in legal proceedings arising out of the normal course of its operations. For instance, the Company may be subject to lawsuits alleging negligence or other similar legal claims related to its provision of genetic testing and/or information services. The Company establishes reserves for specific legal matters when it determines that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable. The Company has also identified certain other legal matters where it believes an unfavorable outcome is not probable and, therefore, no reserve is established. Although management currently believes that resolving claims against the Company, including claims where an unfavorable outcome is reasonably possible, will not have a material impact on the liquidity, results of operations, or financial condition of the Company, these matters are subject to inherent uncertainties and management's view of these matters may change in the future. It is possible that an unfavorable outcome of one or more of these lawsuits or other contingencies could have a material impact on the liquidity, results of operations, or financial condition of the Company.
Significant judgment is required in both the determination of probability of loss and the determination as to whether the amount can be reasonably estimated. Accruals are based only on information available at the time of the assessment, due to the uncertain nature of such matters. As additional information becomes available, management reassesses potential liabilities related to pending claims and litigation and may revise its previous estimates, which could materially affect the Company’s results of operations in a given period.
The Company maintains various liability insurance coverages for, among other things, claims that could result from providing, or failing to provide diagnostic testing services, including inaccurate testing results, and other exposures. The Company’s insurance coverage limits its maximum exposure on claims; however, the Company is responsible for any uninsured portion of losses. Management believes that present insurance coverage is sufficient to cover potential exposures.
The Company was not a party to any material legal proceedings at March 31, 2021, nor is it a party to any legal proceedings as of the date of issuance of these condensed financial statements.